Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Share Issuable Could Potentially Dilute Future Earnings	As of March 31, 2024 and 2023, shares issuable which could potentially dilute future earnings were as follows:
	March 31,
	2024	2023
Series A Preferred Stock	1,046,336,299	757,699,900
Warrants	964,834,419	510,794,865
Stock Options	163,142,084	163,142,084
Shares excluded from the calculation of diluted loss per share	2,174,312,802	1,431,636,849
As of December 31, 2023 and 2022, shares issuable which could potentially dilute future earnings were as follows:
	December 31,
	2023	2022

Preferred Shares	1,046,336,299	757,699,900
Warrants	964,834,419	510,794,865
Stock Options	163,142,084	163,142,084
Shares excluded from the calculation of diluted loss per share	2,174,312,802	1,431,637,849